Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net income (loss)	$ (1,259,880)	$ 1,710,547	$ 2,473,401	$ 12,854,233
Common Class A [Member]
Numerator:
Allocation of net income (loss)	$ (1,216,895)	$ 1,368,438	$ 2,121,460	$ 10,283,386
Denominator:
Weighted Average Number of Shares Outstanding, Basic	7,077,478	23,000,000	12,225,033	23,000,000
Weighted Average Number of Shares Outstanding, Diluted	7,077,478	23,000,000	12,225,033	23,000,000
Earnings Per Share, Basic	$ (0.17)	$ 0.06	$ 0.17	$ 0.45
Earnings Per Share, Diluted	$ (0.17)	$ 0.06	$ 0.17	$ 0.45
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ (42,985)	$ 342,109	$ 351,941	$ 2,570,847
Denominator:
Weighted Average Number of Shares Outstanding, Basic	250,000	5,750,000	2,028,082	5,750,000
Weighted Average Number of Shares Outstanding, Diluted	250,000	5,750,000	2,028,082	5,750,000
Earnings Per Share, Basic	$ (0.17)	$ 0.06	$ 0.17	$ 0.45
Earnings Per Share, Diluted	$ (0.17)	$ 0.06	$ 0.17	$ 0.45